Condensed Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Ordinary share	Additional Paid-in capital	Deferred Share Compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
BALANCE at Jun. 30, 2019	$ 7,175	$ 54,237,082	$ (3,161,200)	$ (64,031,446)	$ 6,248,092	$ 7,221,095	$ 520,798
BALANCE, Shares at Jun. 30, 2019	7,174,626
Ordinary shares issued for services	$ 400	1,399,600	(1,400,000)
Ordinary shares issued for services, shares	400,000
Stock compensation expense			1,829,067				1,829,067
Ordinary shares issued for debt conversion	$ 276	389,294					389,570
Ordinary shares issued for debt conversion, shares	276,290
Net loss				(7,502,040)			(7,502,040)
Foreign currency translation loss						(72,421)	(72,421)
BALANCE at Dec. 31, 2019	$ 7,851	56,025,976	(2,732,133)	(71,533,486)	6,248,092	7,148,674
BALANCE, shares at Dec. 31, 2019	7,850,916
BALANCE at Jun. 30, 2019	$ 7,175	54,237,082	(3,161,200)	(64,031,446)	6,248,092	7,221,095	520,798
BALANCE, Shares at Jun. 30, 2019	7,174,626
BALANCE at Jun. 30, 2020	$ 25,624	69,689,789	(1,201,183)	(61,923,732)			6,590,498
BALANCE, shares at Jun. 30, 2020	25,623,822
Sale of ordinary shares	$ 17,250	10,323,775					10,341,025
Sale of ordinary shares, shares	17,250,397
Ordinary shares issued for warrants conversion	$ 5,327	584,764					590,091
Ordinary shares issued for warrants conversion, shares	5,327,274
Ordinary shares issued for acquisition of equipment	$ 6,061	3,811,939					3,818,000
Ordinary shares issued for acquisition of equipment, shares	6,060,318
Ordinary shares issued for services	$ 700	440,300	(55,125)				385,875
Ordinary shares issued for services, shares	700,000
Ordinary shares issued for compensation	$ 1,590	1,127,310					1,128,900
Ordinary shares issued for compensation, shares	1,590,000
Unvested restricted ordinary shares issued to officers		522,000	(522,000)
Unvested restricted ordinary shares issued to officers, shares
Forfeiture of unvested restricted ordinary shares		(308,400)	308,400
Stock compensation expense			746,533				746,533
Net loss				(4,973,614)			(4,973,614)
Foreign currency translation loss
BALANCE at Dec. 31, 2020	$ 56,552	$ 86,191,477	$ (723,375)	$ (66,897,346)			$ 18,627,308
BALANCE, shares at Dec. 31, 2020	56,551,811